Leases - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Interest expenses on lease liabilities	$ 132	$ 101	$ 105
Expenses for low value assets and short-term leases	$ 116	$ 183	$ 190
Weighted average incremental borrowing rate	9.29%	7.18%	6.58%